PROVISION FOR LOAN LOSSES (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Recognized provision
Charge to income for provisions recognized	$ (819,494)			$ (674,341)	$ (199,608)
Provisions for Loan Losses [Member] | Loans And Receivables From Customers [Member]
Recognized provision
Charge to income for provisions recognized		$ (819,494)		(674,341)	(199,608)
Released provisions
Charge to income for provisions used		472,514	[1]	405,080	148,374
Recovery of assets previously written-off		31,563		23,271	8,305
Net charge to income		(315,417)		(245,990)	(42,929)
Provisions for Loan Losses [Member] | Loans And Receivables From Customers [Member] | Individually evaluated [Member]
Recognized provision
Charge to income for provisions recognized		(338,927)		(388,044)	(80,679)
Released provisions
Charge to income for provisions used		302,713		251,868	71,796
Provisions for Loan Losses [Member] | Loans And Receivables From Customers [Member] | Collectively evaluated [Member]
Recognized provision
Charge to income for provisions recognized		(480,567)		(286,297)	(118,929)
Released provisions
Charge to income for provisions used		169,801		153,212	76,578
Provisions for Loan Losses [Member] | Loans and Receivables from Banks [Member]
Recognized provision
Charge to income for provisions recognized		(226)		(307)	(255)
Released provisions
Charge to income for provisions used		209		286	238
Recovery of assets previously written-off
Net charge to income		(17)		(21)	(17)
Provisions for Loan Losses [Member] | Loans and Receivables from Banks [Member] | Individually evaluated [Member]
Recognized provision
Charge to income for provisions recognized		(226)		(307)	(255)
Released provisions
Charge to income for provisions used		209		286	238
Provisions for Loan Losses [Member] | Loans and Receivables from Banks [Member] | Collectively evaluated [Member]
Recognized provision
Charge to income for provisions recognized
Released provisions
Charge to income for provisions used
Provisions for Loan Losses [Member] | Commercial Loans [Member] | Loans And Receivables From Customers [Member]
Recognized provision
Charge to income for provisions recognized		(442,872)		(436,955)	(101,377)
Released provisions
Charge to income for provisions used		336,042		273,824	84,946
Recovery of assets previously written-off		13,236		8,898	1,871
Net charge to income		(93,594)		(154,233)	(14,560)
Provisions for Loan Losses [Member] | Commercial Loans [Member] | Loans And Receivables From Customers [Member] | Individually evaluated [Member]
Recognized provision
Charge to income for provisions recognized		(338,701)		(387,737)	(80,424)
Released provisions
Charge to income for provisions used		302,504		251,582	71,558
Provisions for Loan Losses [Member] | Commercial Loans [Member] | Loans And Receivables From Customers [Member] | Collectively evaluated [Member]
Recognized provision
Charge to income for provisions recognized		(104,171)		(49,218)	(20,953)
Released provisions
Charge to income for provisions used		33,538		22,242	13,388
Provisions for Loan Losses [Member] | Mortgage Loans [Member] | Loans And Receivables From Customers [Member]
Recognized provision
Charge to income for provisions recognized		(63,699)		(38,837)	(12,827)
Released provisions
Charge to income for provisions used		31,310		34,589	8,403
Recovery of assets previously written-off		1,908		1,285	616
Net charge to income		(30,481)		(2,963)	(3,808)
Provisions for Loan Losses [Member] | Mortgage Loans [Member] | Loans And Receivables From Customers [Member] | Individually evaluated [Member]
Recognized provision
Charge to income for provisions recognized
Released provisions
Charge to income for provisions used
Provisions for Loan Losses [Member] | Mortgage Loans [Member] | Loans And Receivables From Customers [Member] | Collectively evaluated [Member]
Recognized provision
Charge to income for provisions recognized		(63,699)		(38,837)	(12,827)
Released provisions
Charge to income for provisions used		31,310		34,589	8,403
Provisions for Loan Losses [Member] | Consumer Loans [Member] | Loans And Receivables From Customers [Member]
Recognized provision
Charge to income for provisions recognized		(312,697)		(198,242)	(85,149)
Released provisions
Charge to income for provisions used		104,953		96,381	54,787
Recovery of assets previously written-off		16,419		13,088	5,818
Net charge to income		(191,325)		(88,773)	(24,544)
Provisions for Loan Losses [Member] | Consumer Loans [Member] | Loans And Receivables From Customers [Member] | Individually evaluated [Member]
Recognized provision
Charge to income for provisions recognized
Released provisions
Charge to income for provisions used
Provisions for Loan Losses [Member] | Consumer Loans [Member] | Loans And Receivables From Customers [Member] | Collectively evaluated [Member]
Recognized provision
Charge to income for provisions recognized		(312,697)		(198,242)	(85,149)
Released provisions
Charge to income for provisions used		$ 104,953		$ 96,381	$ 54,787

[1]	The amounts disclosed in the Consolidated Statements of Cash Flows are detailed below